Schedule of Financial Instruments at Fair Value (Details) - Fair Value, Inputs, Level 1 [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash, Held-For-Trading	$ 42,973	$ 17,206
Cash Equivalents, at Carrying Value	42,973	17,206
Cash and Cash Equivalents, Fair Value Disclosure	$ 42,973	$ 17,206